Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	STOCK-BASED COMPENSATION
The Company has two stock incentive plans, the Cognical Holdings, Inc. 2014 Stock Incentive Plan, (the “2014 Plan”) and the Katapult Holdings, Inc. 2021 Equity Incentive Plan, (the “2021 Plan”).
2014 Plan
In accordance with the 2014 Plan, the board of directors of Legacy Katapult could grant equity awards to officers, employees, directors and consultants for common stock. There were no stock options granted to non-employees during 2022 and 2021. The 2014 Plan has specific vesting for each stock option grant allowing vesting of the options over one to four years depending upon the grantee. Upon consummation of the prior year Merger, no additional equity awards are being granted under the 2014 Plan. No awards have been granted under the 2014 Plan since October 2020.
Stock Options
A summary of the status of the stock options under the 2014 Plan as of December 31, 2022, and changes during the year then ended is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance - December 31, 2021	8,371,097	$0.29	7.33	25,773
Granted	—	—
Exercised	(295,203)	0.23
Forfeited/Expired	(4,510)	0.85
Balance - December 31, 2022	8,071,384	$0.30	6.32	5,479
Exercisable - December 31, 2022	8,063,747	$0.29	6.32	5,479
Unvested - December 31, 2022	7,637	$3.50	7.79	—
The total intrinsic value of stock options exercised during the year ended December 31, 2022 and 2021 was $216 and $6,642, respectively.
As of December 31, 2022, total compensation cost not yet recognized related to unvested stock options was $18, which is expected to be recognized over a period of 1.46 years.
2021 Plan
On June 9, 2021, the 2021 Plan, which was previously approved by the FinServ board of directors and FinServ stockholders in connection with the Merger, became effective.
In accordance with the 2021 Plan, directors may issue equity awards, including restricted stock awards ("RSA"), restricted stock unit awards ("RSU") and stock options to officers, employees, directors and consultants to purchase common stock. The awards granted are subject to either service-based and/or performance-based vesting conditions. Awards granted under the 2021 Plan generally vest over one to four years depending upon the grantee.
Stock Options
A summary of the status of the stock options under the 2021 Plan as of December 31, 2022, and changes during the year then ended is presented below:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance - December 31, 2021	346,603	$10.45	9.50	$—
Granted	—	—
Exercised	—	—
Forfeited	—	—
Balance - December 31, 2022	346,603	$10.45	8.50	$—
Exercisable - December 31, 2022	180,522	10.45	8.50	$—
Unvested - December 31, 2022	166,081	$10.45	8.50	$—
As of December 31, 2022, total compensation cost not yet recognized related to unvested stock options was $1,003, which is expected to be recognized over a period of 1.88 years.
No stock options were granted under the 2021 Plan during the year ended December 31, 2022.
Stock Options Valuation—The weighted-average assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2022 and 2021 are as follows:

	Years Ended December 31,
	2022	2021
Exercise price	$—	$10.45
Risk-free interest rate	—%	1.02%
Expected term (in years)	—	5.78
Expected volatility	—%	66.90%
Expected dividend yield	0%	0%
Restricted stock Units
RSUs are equity awards granted to employees that entitle the holder to shares of common stock when the awards vest. RSU's are measured based on the fair value of the Company's common stock on the date of grant.
A summary of the status of RSU's under the 2021 Plan as of December 31, 2022, and changes during the year then ended is presented below:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2021	2,115,162	$6.10
Granted	5,957,968	1.78
Vested	(946,091)	5.96
Forfeited	(985,925)	3.30
Outstanding - December 31, 2022	6,141,114	$2.38
Stock-Based Compensation Expense—Stock-based compensation expense was $6,439 and $13,020 for the years ended December 31, 2022 and 2021, respectively. Stock-based compensation expense is included in compensation costs on the consolidated statements of operations and comprehensive (loss) income.
As of December 31, 2022, there was approximately $11,493 of unrecognized compensation costs related to unvested RSUs. This amount is expected to be recognized over a weighted-average period of 1.41 years. The total fair value of vested RSUs as of their respective vesting dates were $1,409.
Shares Available For Future Issuance—At December 31, 2022, there were 1,728,256 shares available for issuance by the Company under the 2021 Plan.